Long-Term Debt - Summary of Long-Term Debt (Detail) € in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 2,867,120		$ 3,363,127
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	39,968		43,604
Long-term Debt	2,827,152		3,319,523
Current portion of long-term debt (note 9)	523,312		242,137
Long-term portion	2,303,840		3,077,386
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term Debt, Gross	36,712		508,577
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	250,000		0
Convertible Senior Notes (5%) due January 15, 2023
Debt Instrument [Line Items]
Long-term Debt, Gross	125,000		125,000
Norwegian Krone-denominated Bonds due through August 2023
Debt Instrument [Line Items]
Long-term Debt, Gross	347,163		352,973
US Dollar Denominated Term Loans Due Through Two Thousand Thirty [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	1,336,437		1,536,499
Euro-denominated Term Loans due through 2024
Debt Instrument [Line Items]
Long-term Debt, Gross	165,376	€ 147,498	193,781
Other U.S. Dollar-denominated loan
Debt Instrument [Line Items]
Long-term Debt, Gross	3,300		3,300
Revolving Credit Facilities
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 603,132		$ 642,997